SUBSEQUENT EVENTS - Common Unit Offering and Reverse Stock Split (Details)									1 Months Ended				3 Months Ended	9 Months Ended	13 Months Ended
	Jul. 17, 2017 $ / shares shares	Jun. 05, 2017	Jun. 02, 2017 USD ($) $ / shares shares	Apr. 26, 2017 $ / shares shares	Apr. 26, 2017 USD ($) $ / shares shares	Apr. 18, 2017 $ / shares shares	Mar. 28, 2017 USD ($) $ / shares shares	Mar. 17, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Jul. 17, 2017 $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 shares	Jun. 30, 2015 $ / shares shares
SUBSEQUENT EVENTS
Exercise price (in dollars per share) | $ / shares																		$ 12.64
Payment of stock issuance costs | $														$ 210,000
Shares issued												21,840,146		21,840,146			21,046,591	21,046,591
Ray Leonard | Series A Preferred Stock
SUBSEQUENT EVENTS
Gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses | $												$ 50,000
Number of units												50
Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share) | $ / shares							$ 1,000	$ 1,000
Exercise price (in dollars per share) | $ / shares							$ 3.50
Number of common stock issued							511	680
Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Number of units issued	4,889,908									4,889,908
Purchase price (in dollars per share) | $ / shares	$ 1.46									$ 1.46
Number of shares each unit can purchase										1
Number of shares each warrant can purchase	0.75									0.75
Warrant term (in years)										2 years
Exercise price (in dollars per share) | $ / shares	$ 1.825									$ 1.825
Number of common stock issued										4,889,908
Warrants issued to purchase common stock	3,667,442									3,667,442
Gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses | $																$ 7,139,251
Registration Payment Arrangement, Term															P90D
Number of unregistered shares of common stock issued (in shares)															567,859
Period for which piggyback registration rights is granted															2 years
Threshold consecutive trading days market is suspended or halted implies monetary penalties															3 days
Monetary penalty payable on purchase price paid for each Unit purchased (as a percent)															12.00%
Threshold percentage for monetary penalties payable															5.00%
Private Placement Offering | Subsequent Event | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share) | $ / shares				$ 1,000	$ 1,000	$ 1,000			$ 1,000
Number of shares each warrant can purchase											223		223			223
Exercise price (in dollars per share) | $ / shares											$ 3.50		$ 3.50			$ 3.50
Number of common stock issued				50		710							435,073
Gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses | $					$ 760,000				$ 367,000				$ 1,951,000
Number of units													1,951
Private Placement Offering | Subsequent Event | Gary D. Elliston
SUBSEQUENT EVENTS
Number of units issued											34,247		34,247			34,247
Proceeds from Issuance of Common Limited Partners Units | $											$ 50,000
Private Placement Offering | Subsequent Event | Jason D.Davis
SUBSEQUENT EVENTS
Number of units issued									34,248		34,247		34,247			34,247
Proceeds from Issuance of Common Limited Partners Units | $									$ 50,001.24		$ 50,000
Private Placement Offering | Subsequent Event | William O. Strange
SUBSEQUENT EVENTS
Number of units issued											34,247		34,247			34,247
Gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses | $											$ 50,000
Private Placement Offering | Subsequent Event | Ray Leonard
SUBSEQUENT EVENTS
Number of units issued									51,370		68,494		68,494			68,494
Proceeds from Issuance of Common Limited Partners Units | $									$ 75,000		$ 100,000
Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share) | $ / shares								$ 2.75
Private Placement Offering | Common Stock | Subsequent Event
SUBSEQUENT EVENTS
Reverse stock split ratio	0.167	0.5
Investor Warrants | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrant term (in years)							2 years
Warrants issued to purchase common stock							223
Investor Warrants | Private Placement Offering | Common Stock | Subsequent Event | Series A Preferred Stock
SUBSEQUENT EVENTS
Warrant term (in years)				2 years		2 years
Exercise price (in dollars per share) | $ / shares				$ 3.50	$ 3.50	$ 3.50
Warrants issued to purchase common stock				223	223	223
Placement Agent | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares each warrant can purchase							13,528
Payment of stock issuance costs | $							$ 45,990	$ 61,200
Placement Agent | Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Exercise price (in dollars per share) | $ / shares											$ 1.825		$ 1.825			$ 1.825
Warrants issued to purchase common stock											342,308		342,308			342,308
Commission paid to placement agent (as a percent)											9.00%		9.00%			9.00%
Warrants issued to purchase common stock (as a percent)											7.00%		7.00%			7.00%
Payment of stock issuance costs | $																$ 642,532
Placement Agent | Private Placement Offering | Subsequent Event | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of common stock issued													51,650
Payment of stock issuance costs | $					$ 68,400				$ 33,030				$ 175,555
Placement Agent | Private Placement Offering | Common Stock
SUBSEQUENT EVENTS
Number of shares each warrant can purchase								18,002
Placement Agent | Private Placement Offering | Common Stock | Series A Preferred Stock
SUBSEQUENT EVENTS
Purchase price (in dollars per share) | $ / shares								$ 2.75
Placement Agent | Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock
SUBSEQUENT EVENTS
Exercise price (in dollars per share) | $ / shares								$ 3.00				$ 3.00		$ 3.00
Warrants issued to purchase common stock												31,529		31,529
Placement Agent | Placement Agent Warrants | Private Placement Offering | Common Stock | Subsequent Event | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares each warrant can purchase				20,120	20,120
Warrants issued to purchase common stock									9,342
Subsidiary of Pacific Operations Drilling Limited | Subsequent Event
SUBSEQUENT EVENTS
Number of units issued			2,739,727
Purchase price (in dollars per share) | $ / shares			$ 1.761
Number of unregistered shares of common stock issued (in shares)			567,859
Proceeds from Issuance of Common Limited Partners Units | $			$ 4,000,000
Subsidiary of Pacific Operations Drilling Limited | Private Placement Offering | Subsequent Event
SUBSEQUENT EVENTS
Number of units issued											2,739,727		2,739,727			2,739,727
Proceeds from Issuance of Common Limited Partners Units | $											$ 4,000,000
Subsidiary of Pacific Operations Drilling Limited | Private Placement Offering | Common Stock | Subsequent Event
SUBSEQUENT EVENTS
Shares issued											567,859		567,859			567,859